ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,	December 31,
	2020	2019	2018
	US$	US$	US$
Accrued payroll and welfare	142,826	59,897	—
Accounts payable	16,000	—	—
Payables for professional fees	517,934	736,227	778,938
Other tax payable	869	7,697	—
Other	—	32,731	118,160
	677,629	836,552	897,098